Subsequent Events	12 Months Ended
Jun. 30, 2016
SUBSEQUENT EVENTS [Abstract]
Subsequent Events

22.	SUBSEQUENT EVENTS

On July 13, 2016, the Company renewed the 2014 Facility 3. Pursuant to this renewed loan facility agreement, or the 2016 Facility 1, the maturity date of the US$18 million outstanding balances previously drawn down under 2014 Facility 3 was extended from July 24, 2016 to July 31, 2018. Interest will continue to be charged at a floating interest rate of one month LIBOR plus 1% per annum. The pledged time deposit of RMB133,428 that collateralized the 2014 Facility 3 was also extended to collateralize the 2016 Facility 1, and will be released upon the termination or expiration of this facility. Transaction cost of RMB1,966 was incurred to establish the 2016 Facility 1 and capitalized on the Company’s consolidated balance sheet, which will be amortized to interest expense through the consolidated statement of comprehensive income during contractual period. The agreement of the 2016 Facility 1 does not contain financial covenants or restrictions, except that the proceeds shall not be routed back to China.

On July 27, 2016, Fuzhou Zhilian Advertising Co., Ltd was liquidated.